As filed with the Securities and Exchange Commission on October 15, 2013.

Registrations Nos. 333-100907

811-09203

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.
Post-Effective Amendment No. 27	☑

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 260	☑

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943

(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage

Assistant Vice President

Pacific Life & Annuity Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☑	on October 15, 2013 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Odyssey individual flexible premium deferred variable annuity contract.

Filing Fee: None

Prospectus

(Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-13-002348 filed on April 18, 2013, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-13-002348 filed on April 18, 2013, and incorporated by reference herein.)

Supplement dated October 15, 2013 to the Prospectus dated May 1, 2013,

for the variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life & Annuity Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2013, as supplemented. Please retain it for future reference.

On November 1, 2013, the following Investment Options will be available:

AMERICAN FUNDS INSURANCE SERIES®	INVESTMENT GOAL	MANAGER
American Funds IS Global Growth FundSM Class 4	Provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS International Growth and Income FundSM Class 4	Provide you with long-term growth of capital while providing current income.	Capital Research and Management Company
American Funds IS Managed Risk Asset Allocation FundSM Class P2 (formerly called Protected Asset Allocation Fund)	Provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	Capital Research and Management Company
American Funds IS New World Fund® Class 4	Long-term capital appreciation.	Capital Research and Management Company
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Management Company

FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	MANAGER
Fidelity VIP Strategic Income Service Class 2	Seeks high level of current income. The fund may also seek capital appreciation.	Fidelity Management & Research Co., Inc.

For more information on the new Fund portfolios, including a discussion of the investment techniques, charges and expenses, and risks associated with each portfolio’s investments, see the applicable Fund prospectus. You can obtain an applicable Fund prospectus by contacting your financial advisor or online at www.PacificLife.com.

In addition to the transfer restrictions and limitations outlined in the prospectus, Transfers and Market-timing Restrictions pertaining to the new Fund portfolios referenced above are as follows:

Only 2 transfers into or out of each American Funds (American Funds IS Global Growth Fund, American Funds IS International Growth and Income Fund, American Funds IS New World Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS U.S. Government/AAA-Rated Securities Fund) Investment Option may occur in any calendar month.

The Investment Advisers subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.

The following portfolio has been added as an allowable Investment Option under the Investment Allocation Requirements subsection in the OPTIONAL LIVING BENEFIT RIDERS section:

American Funds IS Managed Risk Asset Allocation Fund

The second paragraph of the Service Arrangements subsection under the ADDITIONAL INFORMATION section is amended to include the following:

American Fund Insurance Series pays us for each American Fund Insurance Series Funds (Class 4 and Class P2) held by our separate accounts.

The term Fund under the TERMS USED IN THIS PROSPECTUS section is amended to include the following:

American Funds Insurance Series

Subadviser Changes for Pacific Select Fund

The subadviser for the Floating Rate Loan Portfolio is Boston Management and Research, doing business as Eaton Vance Investment Management. The subadviser for the Currency Strategies Portfolio is UBS Global Asset Management (Americas) Inc. and Macro Currency Group. The subadviser for the Mid-Cap Growth Portfolio is Ivy Investment Management Company.

For more information on the subadviser changes, see the Pacific Select Fund Prospectus. You can obtain a Pacific Select Fund prospectus and any supplements by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.htm.

The Same Sex Spouses subsection in FEDERAL TAX ISSUES is deleted in its entirety.

Form No. NYSUP1013

PART II

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2012 and for each of the periods presented which are incorporated by reference from the 2012 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report

Statements of Financial Condition

Statements of Operations

Statements of Stockholder’s Equity

Statements of Cash Flows

Notes to Financial Statements

(b)	Exhibits

1.	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-061494, filed on June 24, 2011, and incorporated by reference herein.

	(b)	Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-06-000558, filed on April 20, 2006, and incorporated by reference herein.

4.	(a)	Pacific Odyssey — Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-232NY); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

	(b)	Qualified Pension Plan Rider (Form No. 20-24200); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

	(c)	(1) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-2156); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

(3) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-2270); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-13-000808 filed on February 5, 2013 and incorporated by reference herein.

	(d)	(1) Individual Retirement Annuity Rider (Form No. 20-25400); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

(2) Individual Retirement Annuity Rider (Form No. 20-2266); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-13-000808 filed on February 5, 2013 and incorporated by reference herein.

	(e)	(1) Roth Individual Retirement Annuity Rider (Form No. 20-24000); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

(2) Roth Individual Retirement Annuity Rider (Form No. 20-2267); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-13-000808 filed on February 5, 2013 and incorporated by reference herein.

	(f)	(1) SIMPLE Individual Retirement Annuity Rider (Form No. 20-15300); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

(2) SIMPLE Individual Retirement Annuity Rider (Form No. 20-2268); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-13-000808 filed on February 5, 2013 and incorporated by reference herein.

	(g)	Stepped-Up Death Benefit Rider (Form No. 20-23500); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

	(h)	Guaranteed Protection Advantage (GPA) Rider (Form No. 20-27000); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

	(i)	Guaranteed Protection Advantage 5 (GPA 5) Rider (Form No. 20-295-1); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-05-000070, filed on February 17, 2005 and incorporated by reference herein.

	(j)	Guaranteed Income Annuity (GIA) Rider (Form No. 20-2118); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-05-000912, filed on October 17, 2005, and incorporated by reference herein.

	(k)	(1) Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-2120); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-05-000912, filed on October 17, 2005, and incorporated by reference herein.

(2) Excess Withdrawal Endorsement (Form No. 15-2152A); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

	(l)	(1) 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2131); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-06-001254, filed on October 19, 2006 and incorporated by reference herein.

(2) Excess Withdrawal Endorsement (Form No. 15-2152); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

	(m)	(1) Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2135); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-07-000470, filed on April 19, 2007, and incorporated by reference herein.

(2) Excess Withdrawal Endorsement (Form No. 15-2152B); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

	(n)	Guaranteed Protection Advantage 3 Rider (Form No. 20-2144); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-07-001581, filed on December 28, 2007, and incorporated by reference herein.

	(o)	(1) Guaranteed Withdrawal Benefit II Rider (Form No. 20-2146); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-07-001581, filed on December 28, 2007, and incorporated by reference herein.

(2) Excess Withdrawal Endorsement (Form No. 15-2152); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

	(p)	Guaranteed Withdrawal Benefit III Rider (Form No. 20-2153); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

	(q)	Guaranteed Withdrawal Benefit Rider (Form No. 20-2154); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

	(r)	Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-2155); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

	(s)	Income Access Rider (Form No. 20-2104); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

	(t)	Core Withdrawal Benefit Rider (Form No. 20-2162); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-09-000474, filed on April 23, 2009, and incorporated by reference herein.

	(u)	Guaranteed Withdrawal Benefit IV Rider (Form No. 20-2176); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-09-070786, filed on December 15, 2009, and incorporated by reference herein.

	(v)	Core Withdrawal Benefit II Rider (Form No. 20-2178); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

	(w)	Guaranteed Withdrawal Benefit V Rider — Single Life (Form No. 20-2194); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-115924, filed on December 23, 2010, and incorporated by reference herein.

	(x)	Guaranteed Withdrawal Benefit V Rider — Joint Life (Form No. 20-2195); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-115924, filed on December 23, 2010, and incorporated by reference herein.

	(y)	Guaranteed Withdrawal Benefit VII Rider — Single Life (Form No. 20-2204); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-11-037684, filed on April 21, 2011, and incorporated by reference herein.

	(z)	Guaranteed Withdrawal Benefit VII Rider — Joint Life (Form No. 20-2205); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-11-037684, filed on April 21, 2011, and incorporated by reference herein.

	(aa)	Qualified Retirement Plan Rider (Form No. 20-2269); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-13-000808 filed on February 5, 2013 and incorporated by reference herein.

	(bb)	Guaranteed Withdrawal Benefit XII Rider — Single Life (Form No. 20-2256); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein.

	(cc)	Guaranteed Withdrawal Benefit XII Rider — Joint Life (Form No. 20-2257); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein.

	(dd)	Guaranteed Withdrawal Benefit X Rider — Single Life (Form No. 20-2258); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000950123-13-002348 filed on April 18, 2013 and incorporated by reference herein.

	(ee)	Guaranteed Withdrawal Benefit X Rider — Joint Life (Form No. 20-2259); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000950123-13-002348 filed on April 18, 2013 and incorporated by reference herein.

	(ff)	Guaranteed Withdrawal Benefit XIII Rider (Form No. 20-2263); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein.

	(gg)	Guaranteed Minimum Accumulation Benefit Rider (Form No. 20-2254); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein.

5.	(a)	Pacific Odyssey Variable Annuity Application (Form No. 25-23200); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

	(b)	Guaranteed Protection Advantage Rider Request (Form No. N2 (GPAR)); Included in Registration Statement on Form N- 4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

	(c)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-5B); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-05-000249, filed on April 18, 2005, and incorporated by reference herein.

	(d)	Pacific Odyssey Variable Annuity Application (Form No. 25-27820); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-06-000558, filed on April 20, 2006, and incorporated by reference herein.

	(e)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-6B); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-06-000558, filed on April 20, 2006, and incorporated by reference herein.

6.	(a)	Articles of Incorporation of PM Group Life; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

	(b)	Amended and Restated Articles of Incorporation of PL&A; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

	(c)	By-laws of Pacific Life & Annuity Company; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

7.	Not applicable

8.	(a)	Pacific Select Fund Participation Agreement; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

	(b)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02- 001851, filed on October 31, 2002 and incorporated by reference herein.

	(c)	Fund Participation Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Distributors, American Funds Insurance Series, and Capital Research and Management Company; Included in Registration Statement on Form N-4, File No. 333-71081, Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein.

	(d)	Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000892569-06-000558, filed on April 20, 2006, and incorporated by reference herein.

	(e)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N- 4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

	(f)	Form of BlackRock Variable Series fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

(1) First Amendment to Participation Agreement

(2) Second Amendment to Participation Agreement

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

(4) Fourth Amendment to Participation Agreement

	(g)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-11-037684, filed on April 21, 2011, and incorporated by reference herein.

	(h)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

	(i)	Form of BlackRock Distributors, Inc. Administrative Service Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

(1) Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

	(j)	Form of Franklin Templeton Services, LLC Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

(1) Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 00001193125-12-50305 filed on December 14, 2012, and incorporated by reference herein.

(3) Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0001193125-12-503053 filed on December 14, 2012, and incorporated by reference herein.

	(k)	Form of AIM Variable Insurance Funds Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.

	(l)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

	(m)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

	(n)	Form of GE Investments Funds, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

(1) Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

	(o)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

	(p)	Form of Van Kampen Life Investment Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

	(q)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

	(r)	Form of Van Kampen Asset Management Administrative Services Letter Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

	(s)	Form of GE Investments Funds, Inc. Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

(1) First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

	(t)	Form of PIMCO Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-11-037684, filed on April 21, 2011, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-11-037684, filed on April 21, 2011, and incorporated by reference herein.

	(u)	Form of Allianz Global Investors Distributors LLC Selling Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

	(v)	Form of PIMCO LLC Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

(1) Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0001193125-12-503053 filed on December 14, 2012, and incorporated by reference herein.

	(w)	Form of MFS Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-11-037684, filed on April 21, 2011, and incorporated by reference herein.

	(x)	Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(y)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.

	(z)	Service Contract with Fidelity Distributors Corporation; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.

(1) Amendment to Service Contract; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.

	(aa)	Participation Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333- 100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.

	(bb)	Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.

	(cc)	Support Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-12-006361 filed on April 23, 2012, and incorporated by reference herein.

	(dd)	Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

	(ee)	Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0001193125-12-503053 filed on December 14, 2012, and incorporated by reference herein.

	(ff)	Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0001193125-12-503053 filed on December 14, 2012, and incorporated by reference herein.

	(gg)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(hh)	Administrative Services Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(ii)	Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(jj)	Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(kk)	Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(ll)	Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0001193125-12-503053 filed on December 14, 2012, and incorporated by reference herein.

(1) First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0001193125-12-503053 filed on December 14, 2012, and incorporated by reference herein.

	(mm)	Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0001193125-12-503053 filed on December 14, 2012, and incorporated by reference herein.

	(nn)	Fund Participation and Service Agreement with American Funds

	(oo)	Business Agreement with American Funds

9.

Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000950123-13-002348 filed on April 18, 2013 and incorporated by reference herein.

11.	Not applicable

12.	Not applicable

13.	Pacific Odyssey — Performance Calculations; Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.

14.	Powers of Attorney; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-13-000808 filed on February 5, 2013 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
James T. Morris	Director, Chairman and Chief Executive Officer

Khanh T. Tran	Director, President and Chief Investment Officer

Adrian S. Griggs	Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Jane M. Guon	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 27. Number of Contractholders

Pacific Odyssey—Approximately	28	Qualified
	48	Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company, the sponsoring insurance company of the Registrant represents that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 15th day of October, 2013.

SEPARATE ACCOUNT A (Registrant)

By: PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris* Director, Chairman and Chief Executive Officer

By: PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman and Chief Executive Officer	October 15, 2013
James T. Morris*

	Director, President and Chief Investment Officer	October 15, 2013
Khanh T. Tran*

	Executive Vice President and Chief Financial Officer	October 15, 2013
Adrian S. Griggs*

	Director, Senior Vice President and General Counsel	October 15, 2013
Sharon A. Cheever*

	Director, Vice President and Secretary	October 15, 2013
Jane M. Guon*

	Senior Vice President and Chief Accounting Officer	October 15, 2013
Edward R. Byrd*

	Vice President and Controller	October 15, 2013
Brian D. Klemens*

	Executive Vice President	October 15, 2013
Dewey P. Bushaw*

	Vice President and Treasurer	October 15, 2013
Joseph W. Krum*

*By:	/s/ SHARON A. CHEEVER	October 15, 2013
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 24 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-100907, Accession No. 0000950123-13-000808, filed on February 5, 2013, as Exhibit 14).